Additional information about derivatives financial instruments - Currency ending rates (Details)	Dec. 31, 2018 € / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 R$ / $	Dec. 31, 2018 R$ / €	Dec. 31, 2018 R$ / $	Dec. 31, 2017 R$ / $	Dec. 31, 2017 R$ / €	Dec. 31, 2017 R$ / $	Dec. 31, 2016 R$ / $	Dec. 31, 2016 R$ / €	Dec. 31, 2016 R$ / $
Additional information about derivatives financial instruments
Currencies - Ending rates	1.1452	0.7341	3.8748	4.4390	2.8451	3.3080	3.9693	2.6344	3.2591	3.4384	2.4258